Condensed Consolidating Financial Information (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Condensed Consolidating Financial Information
Net cash provided by operating activities	$ 31,844	$ 66,211
Cash flows from investing activities:
Purchases of property and equipment	(42,454)	(31,775)
Purchases of marketable securities	(15,792)	(19,187)
Sales and maturities of investments in marketable securities	16,690	0
Purchase of customer relationships	(1,195)	0
Change in restricted cash	0	718
Other	0	32
Net cash used in investing activities	(42,751)	(50,212)
Cash flows from financing activities:
Principal payments under capital lease obligations	(381)	(415)
Payment of dividends	(199)	(5,441)
Proceeds from exercises of stock options	0	46
Change in due to/from affiliates, net		0
Other	(14)	(31)
Net cash used in financing activities	(566)	(5,779)
Net increase (decrease) in cash and cash equivalents	(11,473)	10,220
Cash and cash equivalents, beginning of period	157,621	211,783
Cash and cash equivalents, end of period	146,148	222,003
Parent
Condensed Consolidating Financial Information
Net cash provided by operating activities	35,541	24,748
Cash flows from investing activities:
Purchases of property and equipment	(2,043)	(4,316)
Purchases of marketable securities	(15,792)	(19,187)
Sales and maturities of investments in marketable securities	16,690
Purchase of customer relationships	0
Change in restricted cash		0
Other		16
Net cash used in investing activities	(1,145)	(23,487)
Cash flows from financing activities:
Principal payments under capital lease obligations	(28)	(9)
Payment of dividends	(199)	(5,441)
Proceeds from exercises of stock options		46
Change in due to/from affiliates, net		(8,006)
Other	0	0
Net cash used in financing activities	(227)	(13,410)
Net increase (decrease) in cash and cash equivalents	34,169	(12,149)
Cash and cash equivalents, beginning of period	70,312	148,363
Cash and cash equivalents, end of period	104,481	136,214
Guarantor Subsidiaries
Condensed Consolidating Financial Information
Net cash provided by operating activities	(3,697)	41,463
Cash flows from investing activities:
Purchases of property and equipment	(40,411)	(27,459)
Purchases of marketable securities	0	0
Sales and maturities of investments in marketable securities	0
Purchase of customer relationships	(1,195)
Change in restricted cash		718
Other		16
Net cash used in investing activities	(41,606)	(26,725)
Cash flows from financing activities:
Principal payments under capital lease obligations	(353)	(406)
Payment of dividends	0	0
Proceeds from exercises of stock options		0
Change in due to/from affiliates, net		(8,006)
Other	(14)	(31)
Net cash used in financing activities	(339)	7,631
Net increase (decrease) in cash and cash equivalents	(45,642)	22,369
Cash and cash equivalents, beginning of period	87,309	63,420
Cash and cash equivalents, end of period	41,667	85,789
Consolidations and Eliminations
Condensed Consolidating Financial Information
Net cash provided by operating activities	0	0
Cash flows from investing activities:
Purchases of property and equipment	0	0
Purchases of marketable securities	0	0
Sales and maturities of investments in marketable securities	0
Purchase of customer relationships	0
Change in restricted cash		0
Other		0
Net cash used in investing activities	0	0
Cash flows from financing activities:
Principal payments under capital lease obligations	0	0
Payment of dividends	0	0
Proceeds from exercises of stock options		0
Change in due to/from affiliates, net		0
Other	0	0
Net cash used in financing activities	0	0
Net increase (decrease) in cash and cash equivalents	0	0
Cash and cash equivalents, beginning of period	0	0
Cash and cash equivalents, end of period	$ 0	$ 0